Notes Payable - Schedule of Notes Payable (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 23, 2025	Oct. 18, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 219,361	$ 129,294	$ 129,294
Less: Debt Discount	$ (1,027)	$ (3,841)	(172)		(4,862)	$ (17,901)
Note Payable [Member]
Schedule of Notes Payable [Line Items]
Less: Debt Discount			(21,987)	(8,164)
Total Debt			197,374	121,130	121,130
Less: Current Debt			(151,515)	(106,819)	(106,819)
Total Long Term Debt			45,859	14,311	14,311
Note Payable [Member] | The June 13, 2020 Loan [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal
Interest Rate				3.75%	3.75%
Original Maturity Date					June 2050
Note Payable [Member] | The April 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			25,433	$ 31,213	$ 31,213
Interest Rate				18.00%	18.00%
Original Maturity Date					June 2026	June 2026
Note Payable [Member] | The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			44,317	$ 55,000	$ 55,000
Interest Rate				15.00%	15.00%
Original Maturity Date					June 2026	May 2025	[1]
Note Payable [Member] | The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 23,965	$ 23,965
Interest Rate				20.00%	20.00%
Original Maturity Date					February 2026	February 2026
Note Payable [Member] | The February 27, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal
Interest Rate				18.00%	18.00%
Original Maturity Date					February 2026
Note Payable [Member] | The June 1, 2025 Loan [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 81	$ 81
Interest Rate
Original Maturity Date					December 2026
Note Payable [Member] | The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 358	$ 358
Interest Rate
Original Maturity Date					January 2027	January 2027
Note Payable [Member] | The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal				$ 18,677	$ 18,677
Interest Rate
Original Maturity Date					April 2027	April 2027
Note Payable [Member] | The January 5, 2026 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			4,908
Interest Rate
Original Maturity Date					January 2027
Note Payable [Member] | The January 29, 2026 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			94,110
Interest Rate				20.00%	20.00%
Original Maturity Date					July 2026
Note Payable [Member] | The February 9, 2026 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 50,593
Interest Rate
Original Maturity Date					August 2027

[1]	In default as of December 31, 2025